EQUITY (Details Narrative) - USD ($)		6 Months Ended
	Feb. 18, 2021	Jun. 30, 2021	Jun. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
General and administrative expenses	$ 274,400	$ 2,562,531	$ 3,512,887
Frank Ingriselli [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	35,000
Share Price	$ 7.84